Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Net sales	$ 747,997	$ 723,062	$ 812,171	$ 774,252	$ 737,521	$ 714,167	$ 833,165	$ 793,484	$ 3,057,482	$ 3,078,337	$ 3,139,296
Cost of sales	690,761	645,170	693,346	679,151	666,884	643,578	727,607	704,971	2,708,428	2,743,040	2,698,031
Gross profit	57,236	77,892	118,825	95,101	70,637	70,589	105,558	88,513
Operating income (loss)	(17,022)	1,153	40,576	25,138	(204,893)	(66,104)	17,597	(434)	49,845	(253,834)	33,740
Net income (loss)	$ (31,478)	$ (17,814)	$ 31,100	$ 2,377	$ (332,629)	$ (66,754)	$ 5,508	$ (11,142)	$ (15,815)	$ (405,017)	$ 56,836
Net income (loss) per common share — basic
Continuing operations (in usd per share)	$ (0.67)	$ (0.38)	$ 0.67	$ 0.05	$ (7.14)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.34)	$ (8.75)	$ 1.25
Discontinued operations (in usd per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.04)	$ 0	$ 0	$ 0	$ 0.00	$ (0.04)	$ 0.00
Earnings (loss) per common share - basic (in usd per share)	$ (0.67)	$ (0.38)	$ 0.67	$ 0.05	$ (7.18)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.34)	$ (8.79)	$ 1.25
Net income (loss) per common share — diluted
Continuing operations (in usd per share)	$ (0.67)	$ (0.38)	$ 0.66	$ 0.05	$ (7.14)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.34)	$ (8.75)	$ 1.23
Discontinued operations (in usd per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.04)	$ 0	$ 0	$ 0	$ 0.00	$ (0.04)	$ 0.00
Earnings (loss) per common share - diluted (in usd per share)	$ (0.67)	$ (0.38)	$ 0.66	$ 0.05	$ (7.18)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.34)	$ (8.79)	$ 1.23
Common Stock | High
Net income (loss) per common share — diluted
Common stock market price (in usd per share)	$ 12.90	$ 13.57	$ 11.05	$ 8.25	$ 8.39	$ 7.96	$ 8.96	$ 10.37	$ 12.90	$ 8.39
Common Stock | Low
Net income (loss) per common share — diluted
Common stock market price (in usd per share)	$ 9.41	$ 11.03	$ 7.05	$ 6.10	$ 6.61	$ 4.75	$ 4.66	$ 8.04	$ 9.41	$ 6.61